Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018	Aug. 22, 2017	May 31, 2017
Units sold, value	$ 2.86	$ 2.86
Deferred legal fees		$ 100,000
Initial Public Offering [Member]
Units sold, value	$ 100	$ 100
Number of shares issued under purchase option	250,000	250,000
Aggregate exercise price of unit sold to underwriters		$ 260,000
Exercisable price (in dollars per share)		$ 11.50	$ 11.50
Exercise price of warrants (in dollars per share)		$ 13.00	$ 0.01
Over-Allotment Option [Member]
Number of shares issued under purchase option	260,000	260,000
Aggregate exercise price of unit sold to underwriters		$ 2,990,000